Share capital - Disclosure of share capital (Details) - GBP (£) £ / shares in Units, £ in Thousands	Jan. 31, 2018	Sep. 18, 2017	Jan. 31, 2017	Jan. 31, 2016
Disclosure of classes of share capital [line items]
Alloted, called up and fully paid	£ 736		£ 618
Ordinary Shares
Disclosure of classes of share capital [line items]
Alloted, called up and fully paid	£ 736		£ 618
Number of shares issued and fully paid (in shares)	73,563,624	8,389,250	61,841,566	61,290,740
Par value per share (in pounds per share)	£ 0.01		£ 0.01